Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023
Net revenues
Net revenues		$ 4,900,262	$ 4,313,586	$ 2,997,760
Operating cost and expenses
Cost of revenues		(2,183,291)	(2,050,960)	(1,409,438)
Selling and marketing		(783,959)	(660,586)	(444,693)
General and administrative		(1,444,463)	(1,251,615)	(953,583)
Impairment loss of goodwill		(60,299)
Total operating cost and expenses		(4,472,012)	(3,963,161)	(2,807,714)
Operating income		428,250	350,425	190,046
Other income/(expense)
Interest income		119,605	153,589	114,453
Interest expense		(311)	(298)	(707)
Realized gain from long-term investments		422	185	767
Impairment loss from long-term investments		(5,215)	(30,007)	(8,056)
(Loss)/gain from fair value change of investments		(10,078)	19,025	(860)
Miscellaneous income, net		3,711	922	12,888
Income before income taxes and loss from equity method investments		536,384	493,841	308,531
Provision for income taxes:
Current		(175,611)	(130,927)	(97,594)
Deferred		29,317	21,237	31,528
Provision for income taxes		(146,294)	(109,690)	(66,066)
Loss from equity method investments		(14,257)	(58,933)	(7,102)
Net income		375,833	325,218	235,363
Less: Net income attributable to non-controlling interests		4,117	15,627	58,022
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ 371,716	$ 309,591	$ 177,341
Net income per common share (Note 18)
- Basic		$ 0.23	$ 0.19	$ 0.11
- Diluted	[1]	$ 0.23	$ 0.18	$ 0.1
Weighted average shares used in calculating basic and diluted net income per common share
- Basic		1,619,727,518	1,653,597,432	1,678,264,547
- Diluted		1,631,137,164	1,669,499,952	1,685,631,987
Net service revenues [Member]
Net revenues
Net revenues		$ 4,334,071	$ 3,500,998	$ 2,544,729
Net product revenues [Member]
Net revenues
Net revenues		$ 566,191	$ 812,588	$ 453,031

[1]	For the year ended May 31, 2025, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income per common share.